Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments
Short-term Investments

3.                                      Short-term Investments

	December 31,	December 31,
	2011	2010
Commercial paper with a term of 7 days, payable or renewable on any weekday, bearing maximum interest at 3.2% per year	—	$1,512,447

Short-term investments	—	$1,512,447